SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 747,976	$ 747,976	$ 747,976
License	354,322	354,322	354,322
Patents	190,789	190,789	190,789
Accumulated Amortization	(69,282)	(63,344)	(51,467)
Net Intangible Assets	$ 1,223,805	$ 1,229,743	$ 1,241,620